Risk Management and Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Risk Management and Derivative Instruments [Abstract]
Open commodity positions

	2013	2014	2015	2016	2017	2018

Natural Gas Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (MMBtu)	957,672	1,342,125	1,156,112	1,113,275	1,020,067	900,000
Weighted-average fixed price	$4.30	$4.30	$4.28	$4.53	$4.30	$4.75

Collar contracts:
Average Monthly Volume (MMBtu)	855,500	300,000	200,000	--	--	--
Weighted-average floor price	$4.81	$5.08	$5.25	$--	$--	$--
Weighted-average ceiling price	$5.87	$6.31	$6.75	$--	$--	$--

Call spreads (1):
Average Monthly Volume (MMBtu)	430,000	120,000	80,000	--	--	--
Weighted-average sold strike price	$4.59	$5.08	$5.25	$--	$--	$--
Weighted-average bought strike price	$5.84	$6.31	$6.75	$--	$--	$--

Basis swaps:
Average Monthly Volume (MMBtu)	813,432	1,318,750	--	--	--	--
Spread	$(0.11)	$(0.09)	$--	$--	$--	$--

Crude Oil Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	70,632	35,102	12,031	11,013	10,000	--
Weighted-average fixed price	$103.32	$94.27	$90.29	$90.39	$88.30	$--

Collar contracts:
Average Monthly Volume (Bbls)	34,750	56,958	50,000	44,000	42,000	--
Weighted-average floor price	$85.01	$90.87	$89.00	$85.00	$85.00	$--
Weighted-average ceiling price	$108.63	$107.33	$103.31	$103.40	$99.90	$--

Call contracts:
Average Monthly Volume (Bbls)	10,000	--	--	--	--	--
Weighted-average fixed price	$115.00	$--	$--	$--	$--	$--

NGL Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	30,805	16,300	--	--	--	--
Weighted-average fixed price	$53.19	$58.91	$--	$--	$--	$--

(1)	These transactions were entered into for the purpose of eliminating the ceiling portion of certain collar arrangements, which effectively converted the applicable collars into swaps.

Fixed-for floating interest rate swap open positions

Period Covered	Notional ($ in thousands)	Floating Rate	Fixed Rate	Fixed Rate Payer
January 2012 to January 2013	$100,000	1 Month LIBOR	0.600%	Partnership
January 2013 to December 2016	$100,000	1 Month LIBOR	1.305%	Partnership
May 2012 to January 2013	$50,000	1 Month LIBOR	0.600%	Partnership
January 2013 to December 2016	$50,000	1 Month LIBOR	0.970%	Partnership

Period Covered	Notional ($ in thousands)	Floating Rate	Fixed Rate	Fixed Rate Payer
June 2012 to June 2014 (1)	$11,500	1 Month LIBOR	0.500%	Previous Owner
April 2011 to April 2014 (2)	$75,000	1 Month LIBOR	1.510%	Previous Owner
December 2010 to December 2013	$20,000	1 Month LIBOR	1.360%	Previous Owner
December 2010 to December 2013	$10,000	1 Month LIBOR	1.365%	Previous Owner

(1)	This interest rate swap was novated to the Partnership from the previous owners in the October 2013 acquisition.
(2)	These interest rate swaps were novated to the Partnership from the previous owners in the March 2013 acquisition.

Gross fair value of derivative instruments by the appropriate balance sheet

		Asset Derivatives		Liability Derivatives

Type	Balance Sheet Location	2012	2011	2012	2011

		(In thousands)

Commodity contracts	Short-term derivative instruments	$35,044	$43,797	$7,451	$12,530
Interest rate swaps	Short-term derivative instruments	--	--	2,746	1,295

Gross fair value		35,044	43,797	10,197	13,825
Netting arrangements	Short-term derivative instruments	(6,980)	(849)	(6,980)	(849)

Net recorded fair value	Short-term derivative instruments	$28,064	$42,948	$3,217	$12,976

Commodity contracts	Long-term derivative instruments	$43,601	$30,052	$37,246	$5,128
Interest rate swaps	Long-term derivative instruments	--	--	2,726	1,101

Gross fair value		43,601	30,052	39,972	6,229
Netting arrangements	Long-term derivative instruments	(29,506)	(3,156)	(29,506)	(3,156)

Net recorded fair value	Long-term derivative instruments	$14,095	$26,896	$10,466	$3,073

Unrealized and realized gains and losses related to derivative instruments

		Years Ended December 31,
Derivative Instruments	Statements of Operations Location	2012	2011	2010

		(In thousands)
Commodity derivative contracts	(Gain) loss on commodity derivatives	$(21,417)	$(58,407)	$(9,178)
Interest rate swaps	Interest expense, net	4,839	3,254	770